Development, Exclusivity and Option Products Agreement	6 Months Ended
Jun. 30, 2023
Development , Exclusivity and Option Products Agreements [Abstract]
DEVELOPMENT, EXCLUSIVITY AND OPTION PRODUCTS AGREEMENT

NOTE 5 - Development, Exclusivity and Option Products Agreement

On February 5, 2021, CollPlant entered into a Development, Exclusivity and Option Products Agreement (the “Development Agreement”) with AbbVie, pursuant to which CollPlant and AbbVie will collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using CollPlant rhCollagen technology and AbbVie’s technology.

Pursuant to the Development Agreement, CollPlant agreed to undertake projects for the development of an aseptic process for sterile rhCollagen that meets or exceeds certain specifications as set forth in the Development Agreement. CollPlant has successfully completed the development of the aseptic process and is producing and supplying sterile rhCollagen.

Pursuant to the Development Agreement, CollPlant granted to AbbVie and certain of its affiliates, worldwide exclusive rights to use its rhCollagen in combination with AbbVie proprietary technologies, for the production and commercialization of dermal and soft tissue filler products, or the Exclusive Products.

The Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was received in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie.

In June 2023, the Company announced the achievement of a milestone with respect to the clinical phase dermal filler product. According to the Development Agreement, the milestone achievement triggered a $10,000 payment from AbbVie to CollPlant, which was received in July 2023.